Intangible assets and goodwill	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill
Intangible assets and goodwill

16.          Intangible assets and goodwill:

(a)          Finite life intangible assets are as follows:

			Technologies,
			including		Trademarks
	Customer		development		and
	relationships	Backlog	in-process	Software	trade names	Other(1)	Total
Cost
Balance as at December 31, 2015	$13.9	$—	$251.2	$110.1	$67.4	$9.0	$451.6
Purchase of intangible assets	—	—	—	12.3	—	—	12.3
Development of intangible assets	—	—	49.2	—	—	—	49.2
Disposals	—	—	(1.2)	(0.5)	—	—	(1.7)
Foreign currency translation	—	—	—	0.4	—	0.2	0.6
Balance as at December 31, 2016	13.9	—	299.2	122.3	67.4	9.2	512.0
Acquired from business combination (note 9)	608.2	331.0	317.8	46.0	36.8	100.0	1,439.8
Purchase of intangible assets	—	—	—	30.7	—	—	30.7
Development of intangible assets	—	—	56.0	—	—	—	56.0
Disposals	—	—	—	(0.2)	—	—	(0.2)
Foreign currency translation	0.1	—	—	2.5	—	0.5	3.1
Balance as at December 31, 2017	$622.2	$331.0	$673.0	$201.3	$104.2	$109.7	$2,041.4
Accumulated amortization
Balance as at December 31, 2015	$3.7	$—	$61.3	$55.8	$10.7	$6.7	$138.2
Amortization Expense	1.1	—	24.0	14.3	3.4	0.7	43.5
Disposals	—	—	(1.3)	(0.5)	—	—	(1.8)
Foreign currency translation	—	—	—	0.4	—	0.1	0.5
Balance as at December 31, 2016	4.8	—	84.0	70.0	14.1	7.5	180.4
Amortization expense	11.5	23.3	39.1	17.0	4.3	10.8	106.0
Disposals	—	—	—	(0.2)	—	—	(0.2)
Foreign currency translation	0.1	—	—	1.3	—	0.4	1.8
Balance as at December 31, 2017	$16.4	$23.3	$123.1	$88.1	$18.4	$18.7	$288.0
Net book value
December 31, 2017	$605.8	$307.7	$549.9	$113.2	$85.8	$91.0	$1,753.4
December 31, 2016	$9.1	$—	$215.2	$52.3	$53.3	$1.7	$331.6

(1)	Other intangible assets is comprised of the following finite life intangible assets: licenses, image library and non-compete agreements.

Borrowing costs of $4.9 million (2016 - $2.8 million) were capitalized as development in-process intangible assets during the year. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization ranged from 3.4% - 4.6% (2016 - 3.3% - 3.8%).

For the year ended December 31, 2017, the Company expensed research and non-capitalizable development costs of $109.4 million(2016 - $95.4 million) in direct costs, selling, general and administration.

(b)          Goodwill as at December 31, 2017 is as follows:

	Space
	Systems	Imagery	Services	Total
Balance as at December 31, 2015	$622.8	$26.8	$47.4	$697.0
Foreign currency translation	2.3	0.2	—	2.5
Balance as at December 31, 2016	625.1	27.0	47.4	699.5
Goodwill on acquisition of DigitalGlobe (note 9)	142.9	1,399.8	126.2	1,668.9
Foreign currency translation	5.6	0.4	—	6.0
Balance as at December 31, 2017	$773.6	$1,427.2	$173.6	$2,374.4

(c)          Goodwill impairment:

As a result of changes to the Company's operating segments (see note 5), the Company was required to reassess its cash-generating units (CGU's) and the level at which goodwill is monitored for impairment testing purposes. The Company determined that it will perform goodwill impairment testing based on three groups of CGU's representing its three operating segments as this is the lowest level at which management monitors goodwill. Goodwill has been reallocated to the three operating segments based on a relative fair value methodology. As a result, goodwill arising on the acquisition of DigitalGlobe of $1,668.9 million has been allocated to the Imagery segment ($1,399.8 million), Services segment ($126.2 million) and Space Systems segment ($142.9 million) based on the results of a preliminary purchase price allocation. The goodwill arising from the DigitalGlobe acquisition that has been allocated to the Space Systems segment relates to the fair value of revenue and cost synergies that are expected to benefit Space Systems operations. A portion of the goodwill related to the former Surveillance and Intelligence segment of approximately $16.5 million has been reallocated to the Imagery and Services segments based on the relative fair value of the business units transferred.

The Company performs a goodwill impairment test annually and whenever there is an indication of impairment.  In 2017, the Company changed the timing of its annual goodwill impairment test to the fourth quarter as a result of the reallocation of its operating segments following the acquisition of DigitalGlobe and to better align with its revised internal financial budgeting cycle.  The Company previously performed its goodwill impairment test annually on September 30.  In 2017, the Company performed a qualitative assessment on September 30 and no indicators of impairment were noted. As part of the reallocation of goodwill due to the change in the composition of our operating segments, the Company performed an impairment test in the fourth quarter of 2017 both before and after the reallocation. No impairment of goodwill was identified as a result of the Company’s most recent impairment tests.

The key assumptions used in performing the impairment tests are as follows:

			Perpetual
Segment	Valuation method	Discount rate	growth rate
Space Systems	Value in use	7.5%	2.0%
Imagery	Value in use	10.3%	2.0%
Services	Value in use	10.3%	3.0%

•	Recoverable amount:

Management’s past experience and future expectations of the business performance are used to make a best estimate of the expected revenue, earnings before interest, taxes, depreciation and amortization, and operating cash flows for a five year period.

•	Discount rate:

The discount rate applied is a pre-tax rate that reflects the time value of money and risk associated with the business.

•	Perpetual growth rate:

The perpetual growth rate is management’s current assessment of the long-term growth prospect of the Company in the jurisdictions in which it operates.

•	Sensitivity analysis:

Management performs sensitivity analysis on the key assumptions. Sensitivity analysis indicates reasonable changes to key assumptions will not result in an impairment loss.